Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.
(a)
................. 7,287 $ 5,505,256
Curtiss-Wright Corp. ................... 3,714 1,820,677
HEICO Corp. ....................... 4,162 1,360,142
HEICO Corp. , Class A .................. 7,584 1,957,354
Howmet Aerospace, Inc. ................ 38,148 6,857,866
L3Harris Technologies, Inc. .............. 18,325 5,036,077
Textron, Inc. ........................ 17,851 1,388,272
23,925,644
Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc. ... 13,193 1,533,554
FedEx Corp. ........................ 22,142 4,948,516
6,482,070
Automobile Components — 0.1%
Aptiv plc
(a)
.......................... 22,397 1,537,330
Automobiles — 0.9%
Ford Motor Co. ...................... 386,208 4,275,322
General Motors Co. ................... 94,908 5,062,393
Rivian Automotive, Inc. , Class A
(a) (b)
......... 75,101 966,550
10,304,265
Banks — 2.6%
Citizens Financial Group, Inc. ............ 43,221 2,062,506
East West Bancorp, Inc. ................ 13,728 1,376,232
Fifth Third Bancorp ................... 65,365 2,717,223
First Citizens BancShares, Inc. , Class A ...... 999 1,992,765
Huntington Bancshares, Inc. ............. 141,601 2,326,505
KeyCorp ........................... 92,560 1,658,675
M&T Bank Corp. ..................... 16,303 3,076,376
Regions Financial Corp. ................ 84,488 2,140,081
Truist Financial Corp. .................. 128,211 5,604,103
US Bancorp ........................ 152,775 6,868,764
29,823,230
Beverages — 1.0%
Brown-Forman Corp. , Class A ............ 4,690 134,322
Brown-Forman Corp. , Class B, NVS ........ 28,883 833,274
Constellation Brands, Inc. , Class A ......... 14,962 2,499,252
Keurig Dr Pepper, Inc. ................. 119,430 3,899,390
Monster Beverage Corp.
(a)
............... 67,314 3,954,697
Primo Brands Corp. , Class A ............. 20,406 563,410
11,884,345
Biotechnology — 1.2%
(a)
Alnylam Pharmaceuticals, Inc. ............ 12,669 4,969,288
Biogen, Inc. ........................ 13,963 1,787,264
BioMarin Pharmaceutical, Inc. ............ 18,767 1,085,671
Incyte Corp. ........................ 15,914 1,191,799
Insmed, Inc. ........................ 17,746 1,903,791
Natera, Inc. ......................... 12,957 1,731,833
Summit Therapeutics, Inc.
(b)
.............. 11,487 302,912
United Therapeutics Corp. ............... 4,068 1,117,480
14,090,038
Broadline Retail — 0.7%
Coupang, Inc. , Class A
(a)
................ 120,482 3,545,785
eBay, Inc. .......................... 45,857 4,207,380
7,753,165
Building Products — 1.9%
Allegion plc ......................... 8,456 1,403,020
Builders FirstSource, Inc.
(a) (b)
............. 11,224 1,426,907
Carlisle Cos., Inc. .................... 4,272 1,515,321
Carrier Global Corp. ................... 79,739 5,471,690
Security
Shares
Shares Value
Building Products (continued)
Johnson Controls International plc ......... 64,903 $ 6,814,815
Lennox International, Inc. ............... 3,219 1,960,371
Masco Corp. ........................ 20,883 1,422,759
Owens Corning ...................... 8,403 1,171,630
21,186,513
Capital Markets — 5.3%
Ameriprise Financial, Inc. ............... 9,184 4,759,057
Ares Management Corp. , Class A .......... 19,972 3,705,405
Bank of New York Mellon Corp. (The) ....... 67,879 6,886,325
Blue Owl Capital, Inc. , Class A ............ 56,762 1,098,345
Carlyle Group, Inc. (The) ................ 21,183 1,284,961
Coinbase Global, Inc. , Class A
(a)
........... 19,736 7,455,471
FactSet Research Systems, Inc. ........... 3,750 1,510,875
Interactive Brokers Group, Inc. , Class A ...... 42,637 2,795,282
LPL Financial Holdings, Inc. .............. 7,865 3,112,416
Morningstar, Inc. ..................... 2,509 693,638
MSCI, Inc. ......................... 7,356 4,129,364
Nasdaq, Inc. ........................ 38,063 3,662,422
Northern Trust Corp. ................... 19,137 2,487,810
Raymond James Financial, Inc. ........... 17,101 2,858,090
Robinhood Markets, Inc. , Class A
(a)
......... 71,975 7,417,024
State Street Corp. .................... 28,399 3,173,588
T. Rowe Price Group, Inc. ............... 21,662 2,197,610
Tradeweb Markets, Inc. , Class A ........... 11,426 1,583,072
60,810,755
Chemicals — 2.2%
Air Products & Chemicals, Inc. ............ 21,846 6,289,026
CF Industries Holdings, Inc. .............. 16,358 1,518,513
Corteva, Inc. ........................ 67,339 4,857,162
Dow, Inc. .......................... 69,026 1,607,616
DuPont de Nemours, Inc. ............... 41,015 2,948,978
International Flavors & Fragrances, Inc. ...... 25,054 1,779,586
LyondellBasell Industries NV , Class A ....... 25,327 1,467,193
PPG Industries, Inc. ................... 22,337 2,356,553
RPM International, Inc. ................. 12,719 1,493,338
Westlake Corp. ...................... 3,449 273,506
24,591,471
Commercial Services & Supplies — 0.8%
Clean Harbors, Inc.
(a)
.................. 5,055 1,192,020
Copart, Inc.
(a)
....................... 82,609 3,744,666
Rollins, Inc. ......................... 29,017 1,661,804
Veralto Corp. ........................ 23,244 2,436,668
9,035,158
Communications Equipment — 0.2%
F5, Inc.
(a)
.......................... 5,704 1,787,748
Construction & Engineering — 1.1%
AECOM ........................... 12,668 1,428,190
Comfort Systems USA, Inc. .............. 3,472 2,441,858
EMCOR Group, Inc. ................... 4,378 2,747,151
Quanta Services, Inc. .................. 14,306 5,810,096
12,427,295
Construction Materials — 0.6%
Martin Marietta Materials, Inc. ............ 5,964 3,428,584
Vulcan Materials Co. .................. 13,050 3,584,444
7,013,028
Consumer Finance — 1.6%
Capital One Financial Corp. .............. 62,400 13,416,000
SoFi Technologies, Inc.
(a)
................ 106,096 2,395,648
Synchrony Financial ................... 37,421 2,607,121
18,418,769

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc.
(a)
........ 11,409 $ 1,208,213
Casey's General Stores, Inc. ............. 3,591 1,867,787
Dollar General Corp. .................. 21,521 2,257,553
Dollar Tree, Inc.
(a)
..................... 20,037 2,275,201
Kroger Co. (The) ..................... 60,364 4,231,516
Performance Food Group Co.
(a)
........... 15,294 1,535,518
Sprouts Farmers Market, Inc.
(a)
............ 9,619 1,457,663
Sysco Corp. ........................ 48,101 3,828,840
Target Corp. ........................ 44,626 4,484,913
US Foods Holding Corp.
(a)
............... 22,584 1,881,925
25,029,129
Containers & Packaging — 1.0%
Amcor plc .......................... 222,849 2,083,638
Avery Dennison Corp. .................. 7,784 1,305,922
Ball Corp. .......................... 26,453 1,514,699
International Paper Co. ................. 51,248 2,395,331
Packaging Corp. of America ............. 8,793 1,703,644
Smurfit WestRock plc .................. 50,317 2,233,068
11,236,302
Distributors — 0.1%
Genuine Parts Co. .................... 13,698 1,765,398
Diversified Consumer Services — 0.2%
Duolingo, Inc. , Class A
(a)
................ 3,853 1,335,257
Service Corp. International .............. 13,975 1,066,432
2,401,689
Diversified REITs — 0.1%
WP Carey, Inc. ...................... 21,436 1,375,334
Electric Utilities — 3.2%
Alliant Energy Corp. ................... 25,084 1,630,711
American Electric Power Co., Inc. .......... 50,643 5,729,749
Edison International ................... 37,797 1,969,980
Entergy Corp. ....................... 43,780 3,959,025
Evergy, Inc. ......................... 22,643 1,603,124
Eversource Energy ................... 34,564 2,284,680
Exelon Corp. ........................ 99,255 4,460,520
FirstEnergy Corp. .................... 50,829 2,170,906
NRG Energy, Inc. ..................... 19,720 3,297,184
PG&E Corp. ........................ 215,334 3,018,983
PPL Corp. ......................... 69,427 2,477,850
Xcel Energy, Inc. ..................... 56,457 4,146,202
36,748,914
Electrical Equipment — 2.1%
AMETEK, Inc. ....................... 22,646 4,186,113
Emerson Electric Co. .................. 55,385 8,059,071
Hubbell, Inc. ........................ 5,256 2,299,395
Rockwell Automation, Inc. ............... 11,118 3,910,312
Vertiv Holdings Co. , Class A ............. 36,833 5,362,885
23,817,776
Electronic Equipment, Instruments & Components — 2.3%
CDW Corp. ......................... 12,961 2,260,139
Corning, Inc. ........................ 74,068 4,684,060
Flex Ltd.
(a)
.......................... 36,087 1,799,659
Jabil, Inc. .......................... 9,812 2,189,744
Keysight Technologies, Inc.
(a)
............. 16,913 2,772,210
TE Connectivity plc ................... 29,126 5,992,675
Teledyne Technologies, Inc.
(a) (b)
........... 4,621 2,546,263
Trimble, Inc.
(a)
....................... 23,509 1,972,170
Zebra Technologies Corp. , Class A
(a)
........ 5,038 1,707,983
25,924,903
Security
Shares
Shares Value
Energy Equipment & Services — 1.0%
Baker Hughes Co. , Class A .............. 97,287 $ 4,382,779
Halliburton Co. ...................... 84,766 1,898,759
Schlumberger NV .................... 145,831 4,929,088
11,210,626
Entertainment — 2.1%
Electronic Arts, Inc. ................... 23,388 3,566,436
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 2,402 216,468
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a) (b)
....................... 20,898 2,097,115
Live Nation Entertainment, Inc.
(a)
.......... 14,140 2,088,478
ROBLOX Corp. , Class A
(a) (b)
.............. 59,195 8,156,479
Take-Two Interactive Software, Inc.
(a)
........ 16,565 3,689,522
TKO Group Holdings, Inc. , Class A ......... 6,727 1,130,203
Warner Bros Discovery, Inc.
(a)
............ 222,898 2,935,567
23,880,268
Financial Services — 1.7%
Affirm Holdings, Inc. , Class A
(a)
............ 26,248 1,799,563
Block, Inc. , Class A
(a)
.................. 55,020 4,250,845
Corpay, Inc.
(a) (b)
...................... 6,657 2,150,544
Equitable Holdings, Inc. ................ 26,305 1,350,762
Fidelity National Information Services, Inc. .... 51,645 4,101,129
Global Payments, Inc. ................. 24,051 1,922,878
Jack Henry & Associates, Inc. ............ 7,204 1,223,347
Toast, Inc. , Class A
(a)
.................. 48,770 2,381,927
19,180,995
Food Products — 1.6%
Archer-Daniels-Midland Co. .............. 44,619 2,417,457
Conagra Brands, Inc. .................. 47,486 867,094
General Mills, Inc. .................... 53,785 2,634,389
Hershey Co. (The) .................... 14,484 2,695,907
Hormel Foods Corp. ................... 28,802 809,048
J M Smucker Co. (The) ................. 10,327 1,108,500
Kellanova .......................... 26,856 2,143,915
Kraft Heinz Co. (The) .................. 85,649 2,351,922
McCormick & Co., Inc. (Non-Voting) , NVS .... 24,788 1,750,777
Pilgrim's Pride Corp. ................... 4,290 203,303
Tyson Foods, Inc. , Class A .............. 26,906 1,407,184
18,389,496
Gas Utilities — 0.2%
Atmos Energy Corp. ................... 15,592 2,431,105
Ground Transportation — 1.6%
CSX Corp. ......................... 184,694 6,564,025
JB Hunt Transport Services, Inc. .......... 7,869 1,133,529
Norfolk Southern Corp. ................. 22,233 6,180,774
Old Dominion Freight Line, Inc. ........... 17,495 2,611,129
XPO, Inc.
(a) (b)
........................ 11,644 1,400,657
17,890,114
Health Care Equipment & Supplies — 3.1%
Align Technology, Inc.
(a)
................. 7,034 907,456
Baxter International, Inc. ................ 50,723 1,103,733
Becton Dickinson & Co. ................ 28,230 5,031,998
Cooper Cos., Inc. (The)
(a)
............... 19,558 1,382,555
Dexcom, Inc.
(a)
...................... 38,337 3,096,480
Edwards Lifesciences Corp.
(a)
............ 57,524 4,562,228
GE HealthCare Technologies, Inc. ......... 44,735 3,190,500
Hologic, Inc.
(a)
....................... 22,126 1,478,459
IDEXX Laboratories, Inc.
(a)
............... 7,906 4,224,255
Insulet Corp.
(a)
....................... 6,882 1,984,769
ResMed, Inc. ....................... 14,447 3,928,717
Solventum Corp.
(a)
.................... 13,727 979,559

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
STERIS plc ......................... 9,274 $ 2,100,468
Zimmer Biomet Holdings, Inc. ............ 19,633 1,799,364
35,770,541
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. ................... 23,923 3,713,328
Cencora, Inc. ....................... 17,998 5,148,868
Centene Corp.
(a)
..................... 46,442 1,210,743
Humana, Inc. ....................... 11,835 2,957,211
Labcorp Holdings, Inc. ................. 8,252 2,146,180
Molina Healthcare, Inc.
(a)
................ 5,280 833,554
Quest Diagnostics, Inc. ................. 10,943 1,831,968
Tenet Healthcare Corp.
(a) (b)
............... 9,175 1,479,744
19,321,596
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 14,629 1,118,094
Healthpeak Properties, Inc. .............. 68,583 1,161,796
Ventas, Inc. ........................ 40,939 2,750,282
5,030,172
Health Care Technology — 0.4%
Veeva Systems, Inc. , Class A
(a)
........... 14,716 4,182,287
Hotels, Restaurants & Leisure — 3.6%
Airbnb, Inc. , Class A
(a)
.................. 41,026 5,432,253
Carnival Corp.
(a)
...................... 106,433 3,168,510
Darden Restaurants, Inc. ............... 11,553 2,329,893
Domino's Pizza, Inc. ................... 3,141 1,454,943
DraftKings, Inc. , Class A
(a)
............... 47,970 2,160,569
Expedia Group, Inc. ................... 11,981 2,159,216
Flutter Entertainment plc
(a)
............... 16,303 4,927,745
Hilton Worldwide Holdings, Inc. ........... 22,902 6,139,568
Las Vegas Sands Corp. ................ 36,480 1,911,552
Royal Caribbean Cruises Ltd. ............ 24,584 7,814,516
Yum! Brands, Inc. .................... 27,560 3,972,774
41,471,539
Household Durables — 1.4%
DR Horton, Inc. ...................... 27,114 3,872,964
Garmin Ltd. ......................... 15,895 3,477,190
Lennar Corp. , Class A .................. 22,377 2,510,252
Lennar Corp. , Class B ................. 1,004 107,609
NVR, Inc.
(a)
......................... 278 2,098,758
PulteGroup, Inc. ..................... 19,702 2,224,750
Somnigroup International, Inc. ............ 18,487 1,338,089
15,629,612
Household Products — 0.7%
Church & Dwight Co., Inc. ............... 24,192 2,268,484
Clorox Co. (The) ..................... 12,205 1,532,460
Kimberly-Clark Corp. .................. 32,722 4,077,815
7,878,759
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp. ........................ 33,197 6,922,902
Insurance — 5.0%
Aflac, Inc. .......................... 48,609 4,829,790
Allstate Corp. (The) ................... 26,008 5,286,126
American International Group, Inc. ......... 56,949 4,420,951
Arch Capital Group Ltd. ................ 36,486 3,139,985
Brown & Brown, Inc. ................... 27,669 2,528,117
Cincinnati Financial Corp. ............... 15,212 2,243,922
Erie Indemnity Co. , Class A, NVS .......... 2,476 882,050
Everest Group Ltd. .................... 4,220 1,417,076
Fidelity National Financial, Inc. , Class A ...... 25,314 1,428,469
Hartford Insurance Group, Inc. (The) ........ 27,793 3,457,171
Security
Shares
Shares Value
Insurance (continued)
Loews Corp. ........................ 17,284 $ 1,564,893
Markel Group, Inc.
(a)
................... 1,171 2,351,708
MetLife, Inc. ........................ 56,193 4,267,858
Principal Financial Group, Inc. ............ 22,007 1,712,805
Prudential Financial, Inc. ................ 34,959 3,621,053
Reinsurance Group of America, Inc. ........ 6,513 1,253,427
RenaissanceRe Holdings Ltd. ............ 4,519 1,101,461
Travelers Cos., Inc. (The) ............... 22,410 5,831,979
Unum Group ........................ 15,610 1,120,954
Willis Towers Watson plc ................ 9,315 2,941,770
WR Berkley Corp. .................... 28,311 1,948,080
57,349,645
Interactive Media & Services — 0.4%
(a)
Pinterest, Inc. , Class A ................. 58,636 2,263,350
Reddit, Inc. , Class A ................... 11,684 1,876,333
Snap, Inc. , Class A, NVS
(b)
.............. 104,210 982,700
5,122,383
IT Services — 2.7%
Akamai Technologies, Inc.
(a)
.............. 14,784 1,128,167
Cloudflare, Inc. , Class A
(a)
............... 30,240 6,280,243
Cognizant Technology Solutions Corp. , Class A . 48,485 3,479,284
CoreWeave, Inc. , Class A
(a) (b)
............. 3,735 426,275
Gartner, Inc.
(a)
....................... 7,440 2,519,556
GoDaddy, Inc. , Class A
(a)
................ 13,981 2,259,050
MongoDB, Inc. , Class A
(a)
............... 7,704 1,832,705
Okta, Inc. , Class A
(a)
................... 16,386 1,602,551
Snowflake, Inc. , Class A
(a) (b)
.............. 32,027 7,158,034
Twilio, Inc. , Class A
(a)
.................. 14,344 1,850,376
VeriSign, Inc. ....................... 7,853 2,111,436
30,647,677
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc. ............... 28,015 3,216,402
Illumina, Inc.
(a)
....................... 15,307 1,572,182
IQVIA Holdings, Inc.
(a)
.................. 17,158 3,188,986
Mettler-Toledo International, Inc.
(a) (b)
........ 2,051 2,530,278
Revvity, Inc. ........................ 11,824 1,039,330
Waters Corp.
(a)
...................... 5,827 1,682,604
West Pharmaceutical Services, Inc. ........ 7,108 1,700,660
14,930,442
Machinery — 3.0%
CNH Industrial NV .................... 86,621 1,122,608
Cummins, Inc. ....................... 13,516 4,968,752
Dover Corp. ........................ 13,513 2,447,745
Fortive Corp. ........................ 33,536 1,607,381
Graco, Inc. ......................... 16,645 1,397,847
IDEX Corp. ......................... 7,058 1,154,054
Ingersoll Rand, Inc. ................... 39,772 3,365,904
Otis Worldwide Corp. .................. 38,809 3,325,543
PACCAR, Inc. ....................... 50,553 4,992,614
Pentair plc ......................... 16,184 1,654,005
Snap-on, Inc. ....................... 4,998 1,605,308
Westinghouse Air Brake Technologies Corp. ... 16,799 3,226,248
Xylem, Inc. ......................... 23,683 3,425,035
34,293,044
Media — 1.0%
Charter Communications, Inc. , Class A
(a)
..... 9,441 2,543,028
Fox Corp. , Class A, NVS ................ 20,668 1,152,448
Fox Corp. , Class B .................... 13,143 672,133
Liberty Broadband Corp. , Class A
(a)
......... 1,782 108,934
Liberty Broadband Corp. , Class C, NVS
(a)
.... 10,344 634,294
News Corp. , Class A, NVS .............. 37,584 1,101,963
News Corp. , Class B .................. 10,257 342,789

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Omnicom Group, Inc. .................. 19,251 $ 1,387,034
Trade Desk, Inc. (The) , Class A
(a) (b)
......... 44,508 3,870,415
11,813,038
Metals & Mining — 1.6%
Freeport-McMoRan, Inc. ................ 137,644 5,538,794
Newmont Corp. ...................... 109,318 6,788,648
Nucor Corp. ........................ 22,823 3,265,287
Reliance, Inc. ....................... 5,188 1,505,194
Steel Dynamics, Inc. ................... 13,816 1,762,369
18,860,292
Multi-Utilities — 2.9%
Ameren Corp. ....................... 26,531 2,683,080
CenterPoint Energy, Inc. ................ 64,192 2,491,933
CMS Energy Corp. .................... 29,348 2,165,882
Consolidated Edison, Inc. ............... 34,749 3,596,521
Dominion Energy, Inc. .................. 83,787 4,897,350
DTE Energy Co. ..................... 20,271 2,805,709
NiSource, Inc. ....................... 45,979 1,951,809
Public Service Enterprise Group, Inc. ....... 48,945 4,394,772
Sempra ........................... 64,094 5,235,198
WEC Energy Group, Inc. ................ 30,334 3,308,833
33,531,087
Oil, Gas & Consumable Fuels — 5.0%
Cheniere Energy, Inc. .................. 22,015 5,192,898
Coterra Energy, Inc. ................... 74,745 1,823,031
Devon Energy Corp. ................... 60,327 2,004,063
Diamondback Energy, Inc. ............... 18,684 2,777,563
EOG Resources, Inc. .................. 54,118 6,495,242
EQT Corp. ......................... 57,983 3,116,586
Expand Energy Corp. .................. 22,404 2,347,491
Kinder Morgan, Inc. ................... 193,187 5,420,827
Marathon Petroleum Corp. .............. 30,701 5,225,003
Occidental Petroleum Corp. .............. 64,338 2,827,012
ONEOK, Inc. ........................ 61,031 5,011,255
Phillips 66 .......................... 39,978 4,940,481
Targa Resources Corp. ................. 21,267 3,539,042
Texas Pacific Land Corp. ................ 1,866 1,806,531
Valero Energy Corp. ................... 30,863 4,237,799
56,764,824
Passenger Airlines — 0.7%
Delta Air Lines, Inc. ................... 64,077 3,409,537
Southwest Airlines Co. ................. 50,593 1,564,841
United Airlines Holdings, Inc.
(a)
............ 32,089 2,833,780
7,808,158
Personal Care Products — 0.5%
Estee Lauder Cos., Inc. (The) , Class A ...... 22,771 2,125,445
Kenvue, Inc. ........................ 170,381 3,652,969
5,778,414
Pharmaceuticals — 0.1%
Royalty Pharma plc , Class A ............. 34,529 1,270,667
Professional Services — 2.1%
Booz Allen Hamilton Holding Corp. ......... 11,991 1,286,994
Broadridge Financial Solutions, Inc. ........ 11,529 2,853,543
Equifax, Inc. ........................ 12,122 2,912,068
Jacobs Solutions, Inc. .................. 12,016 1,704,710
Leidos Holdings, Inc. .................. 11,925 1,903,826
Paychex, Inc. ....................... 31,822 4,592,869
Paycom Software, Inc. ................. 4,958 1,147,975
SS&C Technologies Holdings, Inc. ......... 21,131 1,806,278
TransUnion ......................... 19,032 1,811,656
Security
Shares
Shares Value
Professional Services (continued)
Verisk Analytics, Inc. ................... 13,792 $ 3,843,969
23,863,888
Real Estate Management & Development — 0.9%
(a)
CBRE Group, Inc. , Class A .............. 29,222 4,551,035
CoStar Group, Inc. .................... 39,211 3,732,495
Zillow Group, Inc. , Class A ............... 5,069 389,046
Zillow Group, Inc. , Class C, NVS .......... 16,550 1,316,552
9,989,128
Residential REITs — 1.4%
American Homes 4 Rent , Class A .......... 30,242 1,049,095
AvalonBay Communities, Inc. ............ 13,458 2,506,956
Camden Property Trust ................. 10,673 1,165,491
Equity LifeStyle Properties, Inc. ........... 18,815 1,127,395
Equity Residential .................... 33,767 2,134,074
Essex Property Trust, Inc. ............... 6,013 1,564,462
Invitation Homes, Inc. .................. 55,041 1,687,007
Mid-America Apartment Communities, Inc. .... 11,439 1,629,257
Sun Communities, Inc. ................. 11,757 1,458,221
UDR, Inc. .......................... 29,627 1,164,045
15,486,003
Retail REITs — 1.1%
Kimco Realty Corp. ................... 67,260 1,427,930
Realty Income Corp. ................... 87,665 4,920,636
Regency Centers Corp. ................ 16,154 1,153,396
Simon Property Group, Inc. .............. 31,914 5,227,194
12,729,156
Semiconductors & Semiconductor Equipment — 2.3%
Entegris, Inc. ........................ 14,840 1,164,346
First Solar, Inc.
(a) (b)
.................... 10,032 1,752,891
Marvell Technology, Inc.
(b)
............... 84,574 6,797,212
Microchip Technology, Inc. ............... 53,196 3,595,518
Monolithic Power Systems, Inc. ........... 4,504 3,203,425
NXP Semiconductors NV ............... 24,133 5,158,912
ON Semiconductor Corp.
(a) (b)
............. 41,496 2,338,715
Teradyne, Inc. ....................... 15,903 1,708,459
25,719,478
Software — 4.3%
Atlassian Corp. , Class A
(a)
............... 15,808 3,031,658
Autodesk, Inc.
(a)
...................... 20,920 6,341,061
Bentley Systems, Inc. , Class B ............ 13,346 773,801
Datadog, Inc. , Class A
(a)
................ 29,370 4,111,213
DocuSign, Inc.
(a)
..................... 20,066 1,517,792
Dynatrace, Inc.
(a)
..................... 29,401 1,546,787
Fair Isaac Corp.
(a)
..................... 2,333 3,351,868
Gen Digital, Inc. ...................... 55,692 1,642,357
Guidewire Software, Inc.
(a)
............... 8,193 1,853,420
HubSpot, Inc.
(a)
...................... 4,902 2,547,324
Nutanix, Inc. , Class A
(a)
................. 25,204 1,894,585
PTC, Inc.
(a)
......................... 11,711 2,515,640
Roper Technologies, Inc. ................ 10,460 5,757,184
Tyler Technologies, Inc.
(a)
............... 4,230 2,472,689
Workday, Inc. , Class A
(a)
................ 21,234 4,870,655
Zoom Communications, Inc. , Class A
(a)
...... 23,616 1,748,765
Zscaler, Inc.
(a)
....................... 9,425 2,691,403
48,668,202
Specialized REITs — 2.5%
Crown Castle, Inc. .................... 40,593 4,265,918
Digital Realty Trust, Inc. ................ 30,957 5,462,053
Extra Space Storage, Inc. ............... 20,161 2,708,832
Gaming & Leisure Properties, Inc. ......... 26,032 1,186,539
Iron Mountain, Inc. .................... 29,001 2,823,537

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Specialized REITs (continued)
Public Storage ....................... 15,559 $ 4,231,115
SBA Communications Corp. ............. 10,593 2,380,459
VICI Properties, Inc. ................... 103,698 3,380,555
Weyerhaeuser Co. .................... 68,342 1,711,967
28,150,975
Specialty Retail — 2.3%
AutoZone, Inc.
(a)
..................... 1,643 6,191,448
Best Buy Co., Inc. .................... 19,307 1,256,113
Burlington Stores, Inc.
(a)
................ 6,157 1,680,615
Carvana Co. , Class A
(a)
................. 12,879 5,025,000
Ross Stores, Inc. ..................... 31,790 4,340,607
Tractor Supply Co. .................... 50,043 2,849,949
Ulta Beauty, Inc.
(a) (b)
................... 4,441 2,287,159
Williams-Sonoma, Inc. ................. 12,087 2,260,873
25,891,764
Technology Hardware, Storage & Peripherals — 1.9%
Dell Technologies, Inc. , Class C ........... 29,021 3,850,796
Hewlett Packard Enterprise Co. ........... 129,245 2,674,079
HP, Inc. ........................... 92,383 2,291,098
NetApp, Inc. ........................ 20,335 2,117,484
Pure Storage, Inc. , Class A
(a)
............. 30,192 1,797,028
Seagate Technology Holdings plc .......... 20,044 3,147,108
Super Micro Computer, Inc.
(a) (b)
............ 51,683 3,047,747
Western Digital Corp. .................. 33,923 2,669,401
21,594,741
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.
(a)
................ 14,974 1,589,790
Lululemon Athletica, Inc.
(a)
............... 10,265 2,058,440
Tapestry, Inc. ........................ 20,389 2,202,624
5,850,854
Trading Companies & Distributors — 1.9%
Fastenal Co. ........................ 112,284 5,179,661
Ferguson Enterprises, Inc. ............... 19,711 4,402,057
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
United Rentals, Inc. ................... 6,439 $ 5,685,251
Watsco, Inc. ........................ 3,432 1,547,420
WW Grainger, Inc. .................... 4,448 4,623,874
21,438,263
Water Utilities — 0.2%
American Water Works Co., Inc. ........... 19,169 2,688,261
Total Long-Term Investments — 99 .8%
(Cost: $ 890,732,970 ) .............................. 1,138,800,665
Short-Term Securities
Money Market Funds — 2.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(e)
................... 23,785,922 23,795,437
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 1,129,157 1,129,157
Total Short-Term Securities — 2 .2%
(Cost: $ 24,918,217 ) ............................... 24,924,594
Total Investments — 102 .0%
(Cost: $ 915,651,187 ) .............................. 1,163,725,259
Liabilities in Excess of Other Assets — (2.0) % ............. (23,155,668)
Net Assets — 100.0% ...............................
$ 1,140,569,591
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 23,133,198 $ 661,860
(a)
$ — $ 687 $ (308) $ 23,795,437 23,785,922 $ 71,567
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,037,118 — (907,961)
(a)
— — 1,129,157 1,129,157 16,548 —
$ 687 $ (308) $ 24,924,594 $ 88,115 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 4 09/19/25 $ 1,266 $ (18,795)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,138,800,665 $ — $ — $ 1,138,800,665
Short-Term Securities
Money Market Funds ...................................... 24,924,594 — — 24,924,594
$ 1,163,725,259 $ — $ — $ 1,163,725,259
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (18,795) $ — $ — $ (18,795)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust